Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 2,063
Expected Future Benefit Payment, Year Two	1,992
Expected Future Benefit Payment, Year Three	1,985
Expected Future Benefit Payment, Year Four	2,003
Expected Future Benefit Payment, Year Five	1,994
Expected Future Benefit Payment, Years Thereafter	10,056
United Kingdom
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	1,169
Expected Future Benefit Payment, Year Two	1,113
Expected Future Benefit Payment, Year Three	1,126
Expected Future Benefit Payment, Year Four	1,146
Expected Future Benefit Payment, Year Five	1,159
Expected Future Benefit Payment, Years Thereafter	$ 5,958
Weighted average duration of defined benefit obligation	12 years 10 months 24 days
US
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 474
Expected Future Benefit Payment, Year Two	469
Expected Future Benefit Payment, Year Three	456
Expected Future Benefit Payment, Year Four	458
Expected Future Benefit Payment, Year Five	441
Expected Future Benefit Payment, Years Thereafter	$ 2,204
Weighted average duration of defined benefit obligation	9 years 3 months 18 days
Eurozone
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 332
Expected Future Benefit Payment, Year Two	326
Expected Future Benefit Payment, Year Three	318
Expected Future Benefit Payment, Year Four	313
Expected Future Benefit Payment, Year Five	308
Expected Future Benefit Payment, Years Thereafter	$ 1,454
Weighted average duration of defined benefit obligation	12 years 10 months 24 days
Other
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 88
Expected Future Benefit Payment, Year Two	84
Expected Future Benefit Payment, Year Three	85
Expected Future Benefit Payment, Year Four	86
Expected Future Benefit Payment, Year Five	86
Expected Future Benefit Payment, Years Thereafter	$ 440
Weighted average duration of defined benefit obligation	11 years 4 months 24 days